Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments
Summary of the amortized cost and estimated fair value of short-term investments classified as trading securities

	December 31, 2017		December 31, 2016
	Amortized	Fair	Amortized	Fair
(Millions of dollars)	Cost	Value	Cost	Value
Domestic equity securities	619	752	444	482
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries	438	439	437	437
Foreign equity securities	266	319	198	199
Collateralized loan obligations	29	29	25	26
High yield securities	20	21	114	115
Money market funds held in trading accounts	10	10	13	13
Other trading securities	5	6	5	5
Total trading short-term investments	$1,387	$1,576	$1,236	$1,277